Accounts receivable - Summary of Activity Related to Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Balance, beginning of period	$ 5	$ 2
Additions	0	7
Write-off or recovery	(3)	(4)
Balance, end of period	$ 2	$ 5